Note 9 - Warrants (Details) - Assumptions Used for Warrants Issued - $ / shares		9 Months Ended	12 Months Ended
	Aug. 12, 2015	Sep. 30, 2015	Dec. 31, 2014	Aug. 28, 2015	Aug. 25, 2015	Dec. 04, 2014	Jul. 30, 2014
July 30, 2014 Warrants [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Stock price (in Dollars per share)		$ 1.25	$ 2.90
Volatility		90.00%	72.50%
Risk-free interest rate		1.15%	1.65%
Exercise price (in Dollars per share)		$ 1.46	$ 3.15	$ 1.46			$ 3.15
Expected life (years)		4 years 29 days	4 years 302 days
Dividend yield		0.00%	0.00%
Private stock offering %		15.00%	15.00%
Public stock offering %		80.00%	80.00%
Equity raise time period
December 4, 2014 Warrants [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Stock price (in Dollars per share)		$ 1.25	$ 2.90
Volatility		90.00%	72.50%
Risk-free interest rate		1.15%	1.65%
Exercise price (in Dollars per share)		$ 1.46	$ 2.71	$ 1.46		$ 2.71
Expected life (years)		4 years 65 days	4 years 339 days
Dividend yield		0.00%	0.00%
August 12, 2015 Warrants [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Stock price (in Dollars per share)	$ 1.70	$ 1.25
Volatility	82.50%	90.00%
Risk-free interest rate	1.52%	1.37%
Exercise price (in Dollars per share)	$ 1.70	$ 1.46			$ 1.46
Expected life (years)	5 years	4 years 317 days
Dividend yield	0.00%	0.00%